Schedule of percentage of the company’s equity interest (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total investments	R$ 4,923	R$ 5,385
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 59	53
Guanhaes Energia [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 125	131
Hidreletrica Pipoca [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 47	36
Retiro baixo [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 201	195
Alianca norte [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 609	631
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Total investments	R$ 933	965
Madeira energia [member]
IfrsStatementLineItems [Line Items]
Control	Affiliated
Total investments		209
Fip melbourne [member]
IfrsStatementLineItems [Line Items]
Control	Affiliated
Total investments		158
Lightger [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 124	131
Baguari Energia [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 168	159
Alianca geracao [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 1,141	1,167
Taesa [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 1,580	1,467
Ativas data center [member]
IfrsStatementLineItems [Line Items]
Control	Affiliated
Total investments	R$ 16	17
UFV Janauba Geracao de Energia Eletrica Distribuida [member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 3	10
U F V Manga Geracao De Energia Eletrica Distribuidat [Member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 11	11
U F V Corinto Geracao De Energia Eletrica S A [Member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 9	10
U F V Bonfinopolis Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 6	6
U F V Lagoa Grande Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 15	15
U F V Lontra Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 18	17
U F V Mato Verde Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 6	6
U F V Mirabela Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 4	4
U F V Porteirinha I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 5	6
U F V Porteirinha I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 7	7
U F V Porteirinha I I Geracao De Energia Eletrica Distribuida 1 [Member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 15
Axxiom Solucoes Tecnologicas [Member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ 4	4
Investments Property [Member]
IfrsStatementLineItems [Line Items]
Total investments	R$ 5,106	5,415
Itaocara Provision For Losses [Member]
IfrsStatementLineItems [Line Items]
Control	Jointly controlled
Total investments	R$ (21)	R$ (30)
Madeira Energia 1 [Member]
IfrsStatementLineItems [Line Items]
Control	Affiliated
Total investments	R$ (162)